PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Maturity (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Post-employment health care benefit cost
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	15 years 1 month 21 days	13 years 4 months 2 days
Post-employment health care benefit cost | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 5,649	Rp 6,064
Post-employment health care benefit cost | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	6,778	8,001
Post-employment health care benefit cost | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	5,575	7,501
Post-employment health care benefit cost | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	2,479	4,123
Post-employment health care benefit cost | Within 40-50 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	398	958
Post-employment health care benefit cost | Within 50-60 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 6	42
Post-employment health care benefit cost | Within 60-70 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments		Rp 0
Other post-employment benefit cost
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	7 years 2 months 16 days	3 years 7 months 24 days
Other post-employment benefit cost | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 417	Rp 418
Other post-employment benefit cost | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	102	68
Other post-employment benefit cost | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	78	38
Other post-employment benefit cost | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 4	Rp 3
Periodic pension benefit cost | Telkomsel
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	11 years	10 years 5 months 9 days
Periodic pension benefit cost | Telkomsel | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 3,795	Rp 3,486
Periodic pension benefit cost | Telkomsel | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	10,620	9,420
Periodic pension benefit cost | Telkomsel | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	8,203	7,150
Periodic pension benefit cost | Telkomsel | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 1,035	Rp 1,267
The company | Defined pension benefit obligation
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	10 years 5 months 23 days	10 years 1 month 28 days
The company | Defined pension benefit obligation | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 18,913	Rp 18,392
The company | Defined pension benefit obligation | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	21,775	21,855
The company | Defined pension benefit obligation | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	19,869	20,154
The company | Defined pension benefit obligation | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	14,599	15,351
The company | Defined pension benefit obligation | Within 40-50 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	3,278	4,265
The company | Defined pension benefit obligation | Within 50-60 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	378	468
The company | Defined pension benefit obligation | Within 60-70 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 23	32
The company | Defined pension benefit obligation | Within 70-80 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments		Rp 0
The company | Additional pension benefit obligation
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	10 years 5 months 23 days	10 years 1 month 28 days
The company | Unfunded Pension
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	5 years 9 months 4 days	4 years 8 months 9 days
The company | Unfunded Pension | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 1,061	Rp 1,587
The company | Unfunded Pension | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	94	125
The company | Unfunded Pension | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	77	52
The company | Unfunded Pension | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 20	Rp 18